Cash flows from financing activities (Details Narrative) $ in Millions, R$ in Billions	3 Months Ended											12 Months Ended
	Dec. 31, 2025 USD ($)	Sep. 30, 2025 USD ($)	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Sep. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Sep. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2025 BRL (R$)
IfrsStatementLineItems [Line Items]
Amount of bond redeemed				$ 329		$ 970				$ 500	$ 24
Contracted a loan	$ 71	$ 449	$ 28	150		599						$ 5,468	$ 4,855	$ 1,950
Debentures issued										1,500
Premium paid on early redemption of debt security				44		50				$ 22
USD [Member]
IfrsStatementLineItems [Line Items]
Debentures issued			1,080
BRL [Member]
IfrsStatementLineItems [Line Items]
Debentures issued | R$															R$ 6
SOFR [Member]
IfrsStatementLineItems [Line Items]
Amount of bond redeemed	750
Contracted a loan	$ 420	$ 1,011	596	861	$ 300	$ 962	$ 1,000	$ 870
Issued bonds amount				$ 750
SOFR [Member] | USD [Member]
IfrsStatementLineItems [Line Items]
Debentures issued			1,080
SOFR [Member] | BRL [Member]
IfrsStatementLineItems [Line Items]
Debentures issued			6,000
Three Series [Member] | USD [Member]
IfrsStatementLineItems [Line Items]
Debentures issued			363
Three Series [Member] | BRL [Member]
IfrsStatementLineItems [Line Items]
Debentures issued			$ 2,000
IPCA [Member] | USD [Member]
IfrsStatementLineItems [Line Items]
Debentures issued					1,000								1,000
IPCA [Member] | BRL [Member]
IfrsStatementLineItems [Line Items]
Debentures issued					6,000								$ 6,000
BBM Bank [Member]
IfrsStatementLineItems [Line Items]
Contracted a loan					300
Shanghai Banking Corporation [Member]
IfrsStatementLineItems [Line Items]
Contracted a loan					250
DBS Bank [Member]
IfrsStatementLineItems [Line Items]
Contracted a loan					50
Canadian Imperial Bank Of Commerce [Member]
IfrsStatementLineItems [Line Items]
Contracted a loan							$ 90
HSBC Bank [Member]
IfrsStatementLineItems [Line Items]
Contracted a loan					$ 250			$ 46
Citibank [Member]
IfrsStatementLineItems [Line Items]
Contracted a loan									$ 150
Industrial And Commercial Bank [Member]
IfrsStatementLineItems [Line Items]
Contracted a loan											$ 300